U.S.  SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2



1.   NAME AND ADDRESS OF ISSUER:

         CALVERT TAX-FREE RESERVES
         4550 MONTGOMERY AVE., STE.  1000N
         BETHESDA, MD   20814

2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND
     CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR (CLASSES): [X]


3.   INVESTMENT COMPANY ACT FILE NUMBER:


           811-03101


     SECURITIES ACT FILE NUMBER:


           2-69565

4(A).   LAST  DAY  OF  FISCAL  YEAR  FOR  WHICH  THIS  NOTICE  IS  FILED:


        DECEMBER 31, 2011


4(B). CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).

                                                         [    ]

        NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).   CHECK  BOX  IF  THIS  IS  THE  LAST  TIME  THE  ISSUER  WILL  BE  FILING
        THIS FORM.

                                                        [    ]

5.      CALCULATION  OF  REGISTRATION  FEE:

   (I). AGGREGATE  SALE  PRICE  OF  SECUR-
        ITIES  SOLD  DURING  THE  FISCAL  YEAR
        PURSUANT  TO  SECTION  24(F):                 $214,575,994.00


  (II). AGGREGATE  PRICE  OF  SECURITIES
        REDEEMED  OR  REPURCHASED
        DURING  THE  FISCAL  YEAR:                    $294,458,377.00

 (III). AGGREGATE  PRICE  OF  SECURITIES
        REDEEMED  OR  REPURCHASED  DURING
        ANY  PRIOR  FISCAL  YEAR  ENDING  NO
        EARLIER  THAN  OCTOBER  11,  1995
        THAT  WERE  NOT  PREVIOUSLY  USED  TO
        REDUCE  REGISTRATION  FEES  PAYABLE
        TO  THE  COMMISSION:                   	    $2,315,989,048.85

  (IV). TOTAL  AVAILABLE  REDEMPTION  CREDITS
        [ADD  ITEMS  5(II)  AND  5(III)]:           $2,610,447,425.85


   (V). NET  SALES  --  IF  ITEM  5(I)  IS
        GREATER  THAN  ITEM  5(IV)
        [SUBTRACT  ITEM  5(IV)  FROM  ITEM  5(I)]:                $0

  (VI). REDEMPTION  CREDITS  AVAILABLE  FOR
        USE  IN  FUTURE  YEARS  IF  ITEM  5(I)  IS
        LESS  THAN  ITEM  5(IV)  [SUBTRACT  ITEM
        5(IV)  FROM  ITEM  5(I)]:                   $2,395,871,431.85


 (VII). MULTIPLIER  FOR  DETERMINING  REGISTRATION
        FEE  (SEE  INSTUCTION  C.8):                 	X   0.0001364

(VIII). REGISTRATION  FEE  DUE  [MULTIPLY  ITEM
        5(V)  BY  ITEM  5(VII)]  (ENTER  "0"  IF
        NO  FEE  IS  DUE):                    		       =$0.00

6.      PREPAID  SHARES

 IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED
 UNDER  THE  SECURITIES ACT  OF  1933  PURSUANT
 TO  RULE  24E-2  AS  IN  EFFECT  BEFORE
 [EFFECTIVE DATE  OF  RESCISISON  OF  RULE  243-2],
 THEN  REPORT  THE  AMOUNT  OF SECURITIES
 (NUMBER  OF  SHARES  OR  OTHER  UNITS)  DEDUCTED  HERE:  _______.


 IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT
 TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:________.



7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR

                                                     +$

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(VIII) PLUS LINE7]:

                                                     =$


9.  DATE  OF  REGISTRATION  FEE  AND  ANY  INTEREST  PAYMENT  WAS
     SENT  TO  THE  COMMISSION'S  LOCKBOX DEPOSITORY:  N/A



     METHOD  OF  DELIVERY:
                    [   ]   WIRE  TRANSFER

                    [   ]   MAIL  OR  OTHER  MEANS

                                SIGNATURES


THIS  REPORT  HAS  BEEN  SIGNED  BELOW  BY  THE  FOLLOWING  PERSON  ON
BEHALF  OF  THE  ISSUER  AND  IN  THE  CAPACITY  AND  ON  THE  DATE
INDICATED.

BY  (SIGNATURE  AND  TITLE)*        WILLIAM  M.  TARTIKOFF
                                  /S/  WILLIAM  M.  TARTIKOFF
                                  VICE PRESIDENT AND SECRETARY



DATE:  MARCH  27,  2013

*PLEASE  PRINT  THE  NAME  AND  TITLE  OF  THE  SIGNING  OFFICER
 BELOW  THE SIGNATURE.